CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Charter revenue	$ 5,258	$ 36,555	$ 20,654	$ 17,895
Vessel operating expenses	(6,612)	(27,230)	(25,173)	(20,454)
Voyage expenses	(395)	(1,124)	(2,215)	(1,815)
General and administrative costs	(1,207)	(4,534)	(4,757)	(4,222)
Depreciation	(2,205)	(8,452)	(17,298)	(17,472)
Impairment loss on vessels	0	0	(160,080)	0
Net operating loss	(5,161)	(4,785)	(188,869)	(26,068)
Interest income	21	39	207	298
Interest expense	(2,555)	(6,571)	(8,031)	(4,880)
Other financial expenses, net	32	(136)	(601)	327
Net finance expenses	(2,502)	(6,668)	(8,425)	(4,255)
Loss before income taxes	(7,663)	(11,453)	(197,294)	(30,323)
Income tax benefit	0	0	0	997
Net loss and comprehensive loss	$ (7,663)	$ (11,453)	$ (197,294)	$ (29,326)
Basic and diluted loss per share (in dollars per share)	$ (1.04)	$ (0.56)	$ (31.50)	$ (5.33)
Basic and diluted average number of common shares outstanding (shares)	7,374,069	20,481,174	6,263,094	5,499,561